Amounts Receivable and Prepaid Expenses - Schedule of Amounts Receivable and Prepaid Expenses (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Amounts Receivable And Prepaid Expenses [Abstract]
GST/HST	$ 51,129	$ 97,042
Prepayments and other receivable	91,328	58,793
Total	$ 142,457	$ 155,835